Consolidated Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 13,967	$ 3,124	$ 19,012	$ 3,124	$ 43,619	$ 0
Cost of sales	10,225	976	14,104	976	41,102	0
Gross profit	3,742	2,148	4,908	2,148	2,517	0
Depreciation and amortization	23,181	14,574	43,143	17,399	49,869	9,897
General and administrative expenses	870,097	676,606	1,862,336	1,245,245	3,503,759	1,477,930
Total operating expenses	893,278	691,180	1,905,479	1,262,644	3,553,628	1,487,827
Loss from operations	(889,536)	(689,032)	(1,900,571)	(1,260,496)	(3,551,111)	(1,487,827)
Other income (expense):
Interest income	737	0	737	0	0	0
Interest expense	(374,295)	(13,463)	(567,945)	(21,863)	(74,053)	(280,623)
Loss before income tax	(1,263,094)	(702,495)	(2,467,779)	(1,282,359)	(3,625,164)	(1,768,450)
Provision for Income tax expense	0	0	0	0	0	0
Net loss	$ (1,263,094)	$ (702,495)	$ (2,467,779)	$ (1,282,359)	$ (3,625,164)	$ (1,768,450)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.06)
Weighted average shares outstanding - basic and diluted (in Shares)	40,865,616	33,585,431	40,621,946	32,810,135	34,015,898	28,482,977